STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Australia - 7.9%
Ampol Ltd.	6,055	[a]	131,010
APA Group	29,829		223,195
Aristocrat Leisure Ltd.	15,076		363,408
ASX Ltd.	4,901	[a]	239,970
Aurizon Holdings Ltd.	45,867	[a]	119,920
Australia & New Zealand Group Holdings Ltd.	75,486		1,336,840
BHP Group Ltd.	63,529	[a]	2,222,427
BHP Group Ltd.	64,367	[a]	2,256,357
BlueScope Steel Ltd.	12,027	[a]	164,552
Brambles Ltd.	35,218	[a]	299,450
Cochlear Ltd.	1,666	[a]	251,471
Coles Group Ltd.	33,737	[a]	424,195
Commonwealth Bank of Australia	42,959	[a]	3,354,747
Computershare Ltd.	13,752	[a]	230,329
CSL Ltd.	12,162	[a]	2,567,109
Dexus	26,997		156,613
Endeavour Group Ltd.	35,949	[a]	168,659
Fortescue Metals Group Ltd.	42,754	[a]	678,203
Goodman Group	43,151		617,041
IDP Education Ltd.	5,204	[a]	115,456
Igo Ltd.	17,188		179,621
Insurance Australia Group Ltd.	62,300	[a]	216,432
LendLease Corp.	17,076	[a]	104,408
Macquarie Group Ltd.	9,269		1,236,520
Medibank Private Ltd.	68,968	[a]	143,502
Mineral Resources Ltd.	4,323	[a]	274,136
Mirvac Group	99,146		160,006
National Australia Bank Ltd.	79,957		1,802,191
Newcrest Mining Ltd.	22,499	[a]	360,408
Northern Star Resources Ltd.	29,551	[a]	264,212
Orica Ltd.	11,197		117,823
Origin Energy Ltd.	43,590	[a]	231,382
Pilbara Minerals Ltd.	63,919	[a]	217,175
Qantas Airways Ltd.	23,783	[a]	106,775
QBE Insurance Group Ltd.	37,345	[a]	364,363
Ramsay Health Care Ltd.	4,630	[a]	218,381
REA Group Ltd.	1,315	[a]	118,183
Reece Ltd.	5,819	[a]	66,894
Rio Tinto Ltd.	9,372	[a]	844,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Australia - 7.9% (continued)
Santos Ltd.	80,522	[a]	406,415
Scentre Group	131,727	[a]	285,090
SEEK Ltd.	8,440	[a]	146,294
Sonic Healthcare Ltd.	11,561	[a]	258,526
South32 Ltd.	116,735	[a]	377,210
Stockland	59,992		167,336
Suncorp Group Ltd.	31,591	[a]	280,494
Telstra Group Ltd.	101,364	[a]	292,616
The GPT Group	48,091		156,051
The Lottery Corp.	57,081	[a]	190,235
Transurban Group	77,624		760,667
Treasury Wine Estates Ltd.	18,334	[a]	188,806
Vicinity Ltd.	96,953	[a]	141,613
Washington H Soul Pattinson & Co.	5,378		109,612
Wesfarmers Ltd.	28,634	[a]	1,010,379
Westpac Banking Corp.	88,393		1,486,798
WiseTech Global Ltd.	3,675	[a]	159,207
Woodside Energy Group Ltd.	36,459	[a]	946,426
Woodside Energy Group Ltd.	11,479	[a]	298,181
Woolworths Group Ltd.	30,632	[a]	783,435
			31,392,938
Austria - .2%
Erste Group Bank AG	8,629	[a]	326,861
OMV AG	3,709		185,112
Verbund AG	1,703	[a]	145,316
Voestalpine AG	2,915	[a]	96,704
			753,993
Belgium - .8%
Ageas SA	4,070	[a]	198,361
Anheuser-Busch InBev SA	21,929	[a]	1,320,039
D'ieteren Group	625	[a]	119,094
Elia Group SA	848	[a]	119,226
Groupe Bruxelles Lambert NV	1,083	[a]	92,502
Groupe Bruxelles Lambert NV	1,430	[a]	122,139
KBC Group NV	6,324		467,635
Sofina SA	380	[a]	90,498
Solvay SA	1,872		218,096
UCB SA	3,160	[a]	259,241
Umicore SA	5,286	[a]	199,851
Warehouses De Pauw, CVA	4,051		128,617
			3,335,299
Chile - .1%
Antofagasta PLC	9,932	[a]	212,859

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Denmark - 2.8%
AP Moller - Maersk A/S, Cl. A	78	[a]	166,076
AP Moller - Maersk A/S, Cl. B	127	[a]	276,211
Carlsberg AS, Cl. B	2,454	[a]	347,201
Chr. Hansen Holding A/S	2,661		196,219
Coloplast A/S, Cl. B	2,993		361,148
Danske Bank A/S	17,369	[a]	361,317
Demant A/S	2,372	[a]	67,154
DSV A/S	4,725	[a]	780,291
Genmab A/S	1,662	[a]	650,125
Novo Nordisk A/S, Cl. B	41,795		5,787,923
Novozymes A/S, Cl. B	5,187		270,018
Orsted AS	4,776	[b]	425,707
Pandora A/S	2,288	[a]	190,512
Rockwool A/S, Cl. B	229	[a]	65,613
Tryg A/S	9,098		208,604
Vestas Wind Systems A/S	25,480	[a]	744,394
			10,898,513
Finland - 1.2%
Elisa OYJ	3,585		204,371
Fortum OYJ	11,170		168,299
Kesko OYJ, Cl. B	6,862		159,830
Kone OYJ, Cl. B	8,581		468,578
Neste OYJ	10,628	[a]	506,808
Nokia OYJ	137,975		657,527
Nordea Bank Abp	84,880	[a]	989,841
Orion OYJ, Cl. B	2,672	[a]	143,089
Sampo OYJ, Cl. A	12,179	[a]	638,912
Stora Enso OYJ, Cl. R	13,927		199,123
UPM-Kymmene OYJ	13,395	[a]	485,785
Wartsila OYJ Abp	12,182		115,850
			4,738,013
France - 11.6%
Accor SA	4,280	[a]	138,794
Aeroports de Paris	739	[a]	114,452
Air Liquide SA	13,212	[a]	2,105,514
Airbus SE	14,924	[a]	1,870,003
Alstom SA	8,090	[a]	240,567
Amundi SA	1,515	[a,b]	99,299
Arkema SA	1,490	[a]	151,001
AXA SA	47,189	[a]	1,471,044
BioMerieux	1,040	[a]	106,066
BNP Paribas SA	28,047	[a]	1,922,484
Bollore SE	22,102	[a]	123,504
Bouygues SA	5,787	[a]	190,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
France - 11.6% (continued)
Bureau Veritas SA	7,430	[a]	212,325
Capgemini SE	4,135	[a]	784,154
Carrefour SA	14,931	[a]	283,717
Cie de Saint-Gobain	12,542	[a]	718,239
Cie Generale des Etablissements Michelin SCA	17,172	[a]	544,959
Covivio	1,215	[a]	83,409
Credit Agricole SA	30,476	[a]	366,559
Danone SA	16,298	[a]	891,914
Dassault Aviation SA	621	[a]	105,923
Dassault Systemes SE	16,920	[a]	628,861
Edenred	6,277	[a]	341,583
Eiffage SA	2,106	[a]	224,639
Electricite de France SA	14,890	[a]	195,304
Engie SA	46,569	[a]	662,498
EssilorLuxottica SA	7,342	[a]	1,343,470
Eurazeo SE	1,121	[a]	78,607
Gecina SA	1,146	[a]	135,818
Getlink SE	11,086	[a]	187,606
Hermes International	800	[a]	1,499,278
Ipsen SA	932	[a]	97,867
Kering SA	1,890		1,179,919
Klepierre SA	5,354	[a]	135,951
La Francaise des Jeux SAEM	2,613	[a,b]	111,709
Legrand SA	6,773	[a]	605,387
L'Oreal SA	6,098	[a]	2,518,974
LVMH SE	6,988		6,104,606
Orange SA	50,493		534,302
Pernod Ricard SA	5,210		1,077,983
Publicis Groupe SA	5,766	[a]	406,765
Remy Cointreau SA	591	[a]	111,086
Renault SA	4,832	[a]	196,437
Safran SA	8,629	[a]	1,239,115
Sanofi	28,800	[a]	2,830,080
Sartorius Stedim Biotech	700	[a]	244,552
Schneider Electric SE	13,697	[a]	2,221,068
SEB SA	594	[a]	62,166
Societe Generale SA	20,301	[a]	603,462
Sodexo SA	2,237		221,629
Teleperformance	1,491	[a]	414,758
Thales SA	2,685		354,740
TotalEnergies SE	62,819		3,902,775
Ubisoft Entertainment SA	2,423	[a]	50,458
Unibail-Rodamco-Westfield	2,971	[a]	192,130

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
France - 11.6% (continued)
Valeo	5,120	[a]	111,673
Veolia Environnement SA	16,837	[a]	499,637
Vinci SA	13,578		1,531,800
Vivendi SE	18,168	[a]	195,353
Wendel SE	674	[a]	71,360
Worldline SA	6,039	[a,b]	273,590
			45,923,419
Germany - 7.7%
adidas AG	4,365	[a]	699,639
Allianz SE	10,312	[a]	2,460,062
BASF SE	23,189	[a]	1,321,524
Bayer AG	24,803	[a]	1,538,460
Bayerische Motoren Werke AG	8,359	[a]	846,765
Bechtle AG	2,108	[a]	88,516
Beiersdorf AG	2,537	[a]	307,832
Brenntag SE	3,871	[a]	288,081
Carl Zeiss Meditec AG-BR	1,008	[a]	144,609
Commerzbank AG	26,660	[a]	303,639
Continental AG	2,775	[a]	194,402
Covestro AG	4,884	[a,b]	223,954
Daimler Truck Holding AG	11,410	[a]	382,267
Delivery Hero SE	4,304	[a,b]	259,004
Deutsche Bank AG	52,180	[a]	693,130
Deutsche Boerse AG	4,797	[a]	857,174
Deutsche Lufthansa AG	15,010	[a]	158,639
Deutsche Post AG	25,026	[a]	1,071,960
Deutsche Telekom AG	81,830	[a]	1,820,538
E.ON SE	56,682	[a]	615,881
Evonik Industries AG	5,219	[a]	115,545
Fresenius Medical Care AG & Co. KGaA	5,145	[a]	192,617
Fresenius SE & Co. KGaA	10,608	[a]	305,838
GEA Group AG	3,809	[a]	171,355
Hannover Rueck SE	1,513	[a]	306,469
HeidelbergCement AG	3,666	[a]	250,602
HelloFresh SE	4,253	[a]	102,913
Henkel AG & Co. KGaA	2,615	[a]	174,472
Infineon Technologies AG	33,152		1,185,849
Knorr-Bremse AG	1,867	[a]	122,214
LEG Immobilien SE	1,857	[a]	144,755
Mercedes-Benz Group AG	20,258	[a]	1,501,951
Merck KGaA	3,263	[a]	678,429
MTU Aero Engines AG	1,343	[a]	334,417
Muenchener Rueckversicherungs-Gesellschaft AG	3,537	[a]	1,273,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Germany - 7.7% (continued)
Nemetschek SE	1,410	[a]	75,022
Puma SE	2,660	[a]	180,217
Rational AG	128	[a]	83,870
Rheinmetall AG	1,104	[a]	257,136
RWE AG	16,219	[a]	719,859
SAP SE	26,364	[a]	3,102,967
Scout24 SE	2,032	[a,b]	117,839
Siemens AG	19,314		3,000,733
Siemens Energy AG	11,034	[a]	229,783
Siemens Healthineers AG	7,111	[b]	379,817
Symrise AG	3,345	[a]	354,402
Telefonica Deutschland Holding AG	26,793	[a]	78,793
United Internet AG	2,422	[a]	56,073
Volkswagen AG	736		128,602
Vonovia SE	18,127	[a]	510,239
Zalando SE	5,677	[a,b]	263,258
			30,675,999
Hong Kong - 2.8%
AIA Group Ltd.	301,400	[a]	3,403,563
BOC Hong Kong Holdings Ltd.	93,500	[a]	326,125
Budweiser Brewing Co. APAC	43,200	[a,b]	136,077
CK Asset Holdings Ltd.	50,475	[a]	322,498
CK Hutchison Holdings Ltd.	67,975	[a]	433,941
CK Infrastructure Holdings Ltd.	16,000	[a]	89,288
CLP Holdings Ltd.	41,288		307,234
ESR Group Ltd.	51,400	[a,b]	103,394
Futu Holdings Ltd., ADR	1,534	[a,c]	77,866
Galaxy Entertainment Group Ltd.	54,277	[a]	379,227
Hang Lung Properties Ltd.	52,000		97,880
Hang Seng Bank Ltd.	19,100	[a]	317,631
Henderson Land Development Co.	37,138	[a]	137,112
HK Electric Investments Ltd.	68,000	[a,c]	47,003
HKT Trust & HKT Ltd.	93,660	[a]	122,927
Hong Kong & China Gas Co.	284,267	[a]	286,037
Hong Kong Exchanges & Clearing Ltd.	30,442	[a]	1,368,250
Hongkong Land Holdings Ltd.	28,800	[a]	140,742
Jardine Matheson Holdings Ltd.	4,146	[a]	220,041
Link REIT	53,333		429,067
MTR Corp.	38,756	[a]	207,948
New World Development Co.	37,141		111,516
Power Assets Holdings Ltd.	34,500	[a]	195,419
Sino Land Co.	86,332	[a,c]	112,081
SITC International Holdings Co.	34,000	[a]	74,058
Sun Hung Kai Properties Ltd.	36,199		514,778

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Hong Kong - 2.8% (continued)
Swire Pacific Ltd., Cl. A	12,500	[a]	114,311
Swire Properties Ltd.	30,200	[a]	85,054
Techtronic Industries Co.	34,865	[a]	449,506
WH Group Ltd.	214,385	[a,b]	131,780
Wharf Real Estate Investment Co.	42,311	[a]	242,787
Xinyi Glass Holdings Ltd.	45,000	[a]	96,194
			11,081,335
Ireland - 1.1%
AerCap Holdings NV	3,418	[a]	216,052
AIB Group PLC	26,529	[a]	111,021
Bank of Ireland Group PLC	26,783	[a]	285,685
CRH PLC	19,061	[a]	886,759
DCC PLC	2,471		140,776
Experian PLC	23,242		849,738
Flutter Entertainment PLC	4,217	[a]	655,803
James Hardie Industries PLC-CDI	11,283	[a]	253,117
Kerry Group PLC, Cl. A	4,021	[a]	377,478
Kingspan Group PLC	3,851	[a]	246,797
Smurfit Kappa Group PLC	6,270		263,298
			4,286,524
Israel - .7%
Azrieli Group Ltd.	1,136	[a]	73,077
Bank Hapoalim BM	32,759		294,687
Bank Leumi Le-Israel BM	40,047		353,682
Bezeq The Israeli Telecommunication Corporation	53,068	[a]	87,718
Check Point Software Technologies Ltd.	2,582	[a]	328,430
CyberArk Software Ltd.	1,056	[a]	148,769
Elbit Systems Ltd.	688		115,660
ICL Group Ltd.	18,039		143,306
Israel Discount Bank Ltd., Cl. A	32,088		163,953
Mizrahi Tefahot Bank Ltd.	4,000		131,947
NICE Ltd.	1,648	[a]	340,891
Teva Pharmaceutical Industries Ltd., ADR	28,580	[a]	301,233
Tower Semiconductor Ltd.	2,835	[a]	119,317
Wix.com Ltd.	1,473	[a]	128,122
Zim Integrated Shipping Services Ltd.	2,163	[c]	40,989
			2,771,781
Italy - 2.0%
Amplifon SPA	3,204	[a]	88,408
Assicurazioni Generali SPA	28,120	[a]	548,113
Davide Campari-Milano NV	13,081	[a]	140,013
DiaSorin SPA	614	[a]	79,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Italy - 2.0% (continued)
Enel SPA	205,342		1,208,646
Eni SPA	63,118		973,462
Ferrari NV	3,181	[a]	793,235
FinecoBank Banca Fineco SPA	15,263	[a]	273,571
Infrastrutture Wireless Italiane SPA	8,649	[a,b]	94,822
Intesa Sanpaolo SPA	421,786		1,107,663
Mediobanca Banca Di Credito Finanziario SPA	15,185		163,041
Moncler SPA	5,170	[a]	323,898
Nexi SPA	14,148	[a,b]	125,105
Poste Italiane SPA	13,075	[b]	139,353
Prysmian SPA	6,457	[a]	263,213
Recordati Industria Chimica E Farmaceutica SPA	2,602		113,669
Snam SPA	51,135		260,618
Telecom Italia SPA	256,428	[a,c]	73,978
Terna Rete Elettrica Nazionale	35,724		283,471
UniCredit SPA	48,502		945,202
			7,999,394
Japan - 21.3%
Advantest Corp.	4,800		343,188
Aeon Co.	16,500		338,198
AGC, Inc.	4,960		182,651
Aisin Corp.	3,700		108,007
Ajinomoto Co.	11,500		379,086
ANA Holdings, Inc.	4,100	[a]	90,643
Asahi Group Holdings Ltd.	11,600		383,464
Asahi Intecc Co.	5,600		98,164
Asahi Kasei Corp.	31,900		242,029
Astellas Pharma, Inc.	46,395		684,773
Azbil Corp.	2,900		81,860
Bandai Namco Holdings, Inc.	5,050		337,623
Bridgestone Corp.	14,400		538,851
Brother Industries Ltd.	6,000		93,237
Canon, Inc.	25,217		559,983
Capcom Co.	4,300		139,016
Central Japan Railway Co.	3,600		437,601
Chubu Electric Power Co., Inc.	16,300		175,326
Chugai Pharmaceutical Co.	16,884		437,963
Concordia Financial Group Ltd.	27,100		118,747
CyberAgent, Inc.	10,800		101,201
Dai Nippon Printing Co.	5,600		133,232
Daifuku Co.	2,600		143,526
Dai-ichi Life Holdings, Inc.	24,800		582,131

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 21.3% (continued)
Daiichi Sankyo Co.	44,249		1,390,647
Daikin Industries Ltd.	6,300		1,096,927
Daito Trust Construction Co.	1,500		147,044
Daiwa House Industry Co.	15,200		365,190
Daiwa House REIT Investment Corp.	56		121,819
Daiwa Securities Group, Inc.	34,300		161,868
Denso Corp.	11,000		594,316
Dentsu Group, Inc.	5,500		177,121
Disco Corp.	700		210,186
East Japan Railway Co.	7,700		426,922
Eisai Co.	6,400		397,031
ENEOS Holdings, Inc.	78,226		278,628
FANUC Corp.	4,829		854,727
Fast Retailing Co.	1,458		884,765
Fuji Electric Co.	3,200		129,471
FUJIFILM Holdings Corp.	9,100		483,125
Fujitsu Ltd.	4,980		713,190
GLP J-REIT	110		124,527
GMO Payment Gateway, Inc.	1,000		92,619
Hakuhodo DY Holdings, Inc.	6,000		64,925
Hamamatsu Photonics K.K.	3,600		192,195
Hankyu Hanshin Holdings, Inc.	5,700		169,181
Hikari Tsushin, Inc.	500		71,172
Hirose Electric Co.	733		95,150
Hitachi Construction Machinery Co.	2,800		66,089
Hitachi Ltd.	24,480		1,285,410
Honda Motor Co.	41,159		1,020,897
Hoshizaki Corp.	2,700		96,990
Hoya Corp.	9,100		1,002,055
Hulic Co.	9,600		78,768
Ibiden Co.	2,800		109,530
Idemitsu Kosan Co.	5,375		134,028
Iida Group Holdings Co.	3,700		61,667
Inpex Corp.	26,100		287,640
Isuzu Motors Ltd.	14,700		185,676
Ito En Ltd.	1,400		49,941
ITOCHU Corp.	30,100		973,094
Itochu Techno-Solutions Corp.	2,200		54,459
Japan Airlines Co.	3,600	[a]	76,341
Japan Exchange Group, Inc.	12,600		193,051
Japan Metropolitan Fund Investment Corp.	175		135,339
Japan Post Bank Co.	10,300		91,500
Japan Post Holdings Co.	60,000		525,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 98.1% (continued)
Japan - 21.3% (continued)
Japan Post Insurance Co.	5,200	92,950
Japan Real Estate Investment Corp.	32	137,266
Japan Tobacco, Inc.	30,600	623,018
JFE Holdings, Inc.	12,360	162,955
JSR Corp.	4,600	103,629
Kajima Corp.	10,900	133,909
Kakaku.com, Inc.	3,400	56,744
Kao Corp.	12,100	493,378
KDDI Corp.	40,763	1,273,613
Keio Corp.	2,600	95,318
Keisei Electric Railway Co.	3,300	96,151
Keyence Corp.	4,840	2,235,725
Kikkoman Corp.	3,700	195,570
Kintetsu Group Holdings Co.	4,435	144,168
Kirin Holdings Co.	20,900	321,899
Kobayashi Pharmaceutical Co.	1,300	93,424
Kobe Bussan Co.	3,800	109,798
Koei Tecmo Holdings Co.	3,040	55,309
Koito Manufacturing Co.	5,300	89,521
Komatsu Ltd.	23,300	571,049
Konami Group Corp.	2,400	118,292
Kose Corp.	800	88,056
Kubota Corp.	25,700	385,681
Kurita Water Industries Ltd.	2,700	121,883
Kyocera Corp.	8,100	421,149
Kyowa Kirin Co.	6,805	151,946
Lasertec Corp.	1,900	377,532
LIXIL Corp.	7,224	124,774
M3, Inc.	11,200	306,405
Makita Corp.	5,600	149,586
Marubeni Corp.	39,000	478,054
Mazda Motor Corp.	14,600	117,840
McDonald's Holdings Co. Japan Ltd.	2,200	86,921
MEIJI Holdings Co.	2,842	146,496
Minebea Mitsumi, Inc.	9,300	161,917
MISUMI Group, Inc.	7,138	179,432
Mitsubishi Chemical Group Corp.	32,180	180,484
Mitsubishi Corp.	31,798	1,064,567
Mitsubishi Electric Corp.	49,100	540,628
Mitsubishi Estate Co.	30,000	386,923
Mitsubishi HC Capital, Inc.	16,600	84,513
Mitsubishi Heavy Industries Ltd.	8,070	316,329
Mitsubishi UFJ Financial Group, Inc.	301,790	2,215,119
Mitsui & Co.	36,200	1,069,664

Description	Shares	Value ($)
Common Stocks - 98.1% (continued)
Japan - 21.3% (continued)
Mitsui Chemicals, Inc.	4,600	108,262
Mitsui Fudosan Co.	22,786	427,638
Mitsui O.S.K. Lines Ltd.	8,700	215,153
Mizuho Financial Group, Inc.	60,950	950,817
MonotaRO Co.	6,200	94,016
MS&AD Insurance Group Holdings, Inc.	11,257	361,932
Murata Manufacturing Co.	14,600	838,829
NEC Corp.	6,180	223,137
NEXON Co.	12,000	290,130
NGK Insulators Ltd.	6,000	82,875
Nidec Corp.	11,300	625,266
Nihon M&A Center Holdings, Inc.	7,800	79,656
Nintendo Co., Ltd.	27,850	1,204,454
Nippon Building Fund, Inc.	39	170,608
Nippon Express Holdings, Inc.	1,952	113,118
Nippon Paint Holdings Co.	21,000	191,952
Nippon Prologis REIT, Inc.	55	124,891
Nippon Sanso Holdings Corp.	4,400	71,836
Nippon Shinyaku Co.	1,200	61,814
Nippon Steel Corp.	20,461	425,863
Nippon Telegraph & Telephone Corp.	30,300	907,315
Nippon Yusen KK	12,340	292,473
Nissan Chemical Corp.	3,200	151,458
Nissan Motor Co.	59,000	211,567
Nisshin Seifun Group, Inc.	5,138	64,294
Nissin Foods Holdings Co.	1,600	125,070
Nitori Holdings Co.	2,000	265,100
Nitto Denko Corp.	3,600	232,971
Nomura Holdings, Inc.	73,200	291,919
Nomura Real Estate Holdings, Inc.	3,100	68,415
Nomura Real Estate Master Fund, Inc.	106	123,989
Nomura Research Institute Ltd.	10,149	243,481
NTT Data Corp.	15,900	246,868
Obayashi Corp.	16,200	125,578
OBIC Co.	1,700	272,012
Odakyu Electric Railway Co.	7,600	99,720
Oji Holdings Corp.	21,100	87,196
Olympus Corp.	30,800	578,645
Omron Corp.	4,700	272,458
Ono Pharmaceutical Co.	9,100	197,627
Open House Group Co.	1,900	72,013
Oracle Corp.	1,000	68,411
Oriental Land Co.	5,000	832,046
ORIX Corp.	30,200	530,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 21.3% (continued)
Osaka Gas Co.	9,700		156,475
Otsuka Corp.	2,900		95,459
Otsuka Holdings Co.	9,800		314,411
Pan Pacific International Holdings Corp.	9,600		177,334
Panasonic Holdings Corp.	55,795		517,454
Persol Holdings Co.	4,400		96,428
Rakuten Group, Inc.	22,500		114,770
Recruit Holdings Co.	36,400		1,168,419
Renesas Electronics Corp.	29,900	[a]	308,244
Resona Holdings, Inc.	54,900		304,060
Ricoh Co.	14,500		112,877
Rohm Co.	2,200		176,261
SBI Holdings, Inc.	6,130		129,876
SCSK Corp.	4,100		66,772
Secom Co.	5,300		315,678
Seiko Epson Corp.	7,100		107,072
Sekisui Chemical Co.	9,500		133,021
Sekisui House Ltd.	15,700		296,501
Seven & i Holdings Co.	19,060		901,110
SG Holdings Co.	7,300		112,740
Sharp Corp.	6,000		49,911
Shimadzu Corp.	6,100		186,894
Shimano, Inc.	1,800		323,075
Shimizu Corp.	14,200		79,580
Shin-Etsu Chemical Co.	9,500		1,414,982
Shionogi & Co.	6,700		319,926
Shiseido Co.	10,100		527,026
Shizuoka Financial Group, Inc.	11,500		97,291
SMC Corp.	1,400		711,720
Softbank Corp.	72,500		829,429
SoftBank Group Corp.	30,440		1,450,878
Sompo Holdings, Inc.	7,870		339,828
Sony Group Corp.	31,880		2,845,929
Square Enix Holdings Co.	2,200		103,938
Subaru Corp.	15,700		259,353
Sumco Corp.	8,800		129,771
Sumitomo Chemical Co.	37,400		143,396
Sumitomo Corp.	28,400		509,802
Sumitomo Electric Industries Ltd.	18,100		217,449
Sumitomo Metal Mining Co.	6,300		254,818
Sumitomo Mitsui Financial Group, Inc.	33,000		1,435,970
Sumitomo Mitsui Trust Holdings, Inc.	8,464		308,607
Sumitomo Realty & Development Co.	7,800		190,115
Suntory Beverage & Food Ltd.	3,400		114,699

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 21.3% (continued)
Suzuki Motor Corp.	9,300		350,226
Sysmex Corp.	4,200		278,922
T&D Holdings, Inc.	13,300		213,559
Taisei Corp.	4,500		155,286
Takeda Pharmaceutical Co.	37,923		1,194,280
TDK Corp.	9,800		350,103
Terumo Corp.	16,400		476,207
The Chiba Bank Ltd.	13,600		102,781
The Kansai Electric Power Company, Inc.	17,799		171,115
TIS, Inc.	5,800		166,814
Tobu Railway Co.	4,700		110,169
Toho Co.	2,900		107,124
Tokio Marine Holdings, Inc.	46,400		971,214
Tokyo Electric Power Co. Holdings, Inc.	38,372	[a]	143,384
Tokyo Electron Ltd.	3,700		1,298,406
Tokyo Gas Co.	9,800		204,738
Tokyu Corp.	13,410		172,472
Toppan, Inc.	6,600		106,305
Toray Industries, Inc.	35,000		215,133
Toshiba Corp.	9,800		336,809
Tosoh Corp.	6,500		85,024
TOTO Ltd.	3,600		139,926
Toyota Industries Corp.	3,700		225,166
Toyota Motor Corp.	267,775		3,885,048
Toyota Tsusho Corp.	5,400		228,472
Trend Micro, Inc.	3,400		168,364
Unicharm Corp.	10,200		389,564
USS Co.	5,300		86,864
Welcia Holdings Co.	2,400		53,674
West Japan Railway Co.	5,600		234,327
Yakult Honsha Co.	3,300		235,598
Yamaha Corp.	3,600		140,039
Yamaha Motor Co.	7,500		184,521
Yamato Holdings Co.	7,300		127,513
Yaskawa Electric Corp.	6,000		234,731
Yokogawa Electric Corp.	5,800		101,829
Z Holdings Corp.	67,900		196,380
ZOZO, Inc.	3,100		80,358
			84,156,395
Jordan - .0%
Hikma Pharmaceuticals PLC	4,249	[a]	89,771
Luxembourg - .2%
ArcelorMittal SA	13,297	[a]	411,138
Aroundtown SA	25,711	[a]	71,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Luxembourg - .2% (continued)
Eurofins Scientific SE	3,412	[a,c]	244,705
Tenaris SA	11,922		211,403
			938,706
Macau - .1%
Sands China Ltd.	61,413	[a]	229,935
Netherlands - 4.8%
ABN AMRO Bank NV-CVA	10,145	[a,b]	167,997
Adyen NV	547	[a,b]	826,927
Aegon NV	45,265	[a]	248,745
Akzo Nobel NV	4,568	[a]	339,772
argenx SE	1,393	[a]	529,564
ASM International NV	1,192	[a]	404,037
ASML Holding NV	10,262		6,796,146
Euronext NV	2,156	[a,b]	174,730
EXOR NV	2,741	[a]	217,813
Heineken Holding NV	2,545	[a]	209,673
Heineken NV	6,580	[a]	655,735
IMCD NV	1,442	[a]	228,690
ING Groep NV	95,111		1,372,774
JDE Peet's NV	2,588		77,573
Just Eat Takeaway.com NV	4,675	[a,b,c]	120,401
Koninklijke Ahold Delhaize NV	26,396	[a]	786,631
Koninklijke DSM NV	4,413	[a]	567,418
Koninklijke KPN NV	82,643		282,343
Koninklijke Philips NV	22,420		388,414
NN Group NV	6,997	[a]	303,871
OCI NV	2,596		88,294
Prosus NV	20,941	[a]	1,693,687
QIAGEN NV	5,781	[a]	280,800
Randstad NV	3,015	[a,c]	193,081
Stellantis NV	41,397	[a]	648,696
Stellantis NV	14,164	[a]	222,111
Universal Music Group NV	18,340	[a]	469,190
Wolters Kluwer NV	6,628	[a]	722,364
			19,017,477
New Zealand - .2%
Auckland International Airport Ltd.	31,483	[a]	173,289
Fisher & Paykel Healthcare Corp.	14,613		239,152
Mercury NZ Ltd.	17,784	[a]	69,094
Meridian Energy Ltd.	33,167	[a]	114,601
Spark New Zealand Ltd.	47,007	[a]	158,511
Xero Ltd.	3,398	[a]	187,204
			941,851

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Norway - .7%
Adevinta ASA	7,205	[a]	61,693
Aker BP ASA	7,875		239,939
DNB Bank ASA	23,509	[a]	439,192
Equinor ASA	24,051		730,646
Gjensidige Forsikring ASA	5,067		91,060
Kongsberg Gruppen ASA	2,185	[a]	86,849
Mowi ASA	10,731		198,402
Norsk Hydro ASA	33,647	[a]	272,607
Orkla ASA	19,430	[a]	145,119
Salmar ASA	1,653	[a]	76,757
Telenor ASA	17,638	[a]	184,541
Yara International ASA	4,174		185,389
			2,712,194
Portugal - .2%
EDP - Energias de Portugal SA	69,931	[a]	347,562
Galp Energia SGPS SA	12,619	[a]	172,626
Jeronimo Martins SGPS SA	7,168	[a]	155,556
			675,744
Singapore - 1.5%
Capitaland Ascendas REIT	84,627	[a]	186,671
CapitaLand Integrated Commercial Trust	134,077		220,027
Capitaland Investment Ltd.	65,700	[a]	199,469
City Developments Ltd.	10,300	[a]	65,398
DBS Group Holdings Ltd.	45,748		1,252,366
Genting Singapore Ltd.	151,127	[a]	114,483
Grab Holdings Ltd., Cl. A	33,220	[a]	125,904
Jardine Cycle & Carriage Ltd.	2,500	[a]	55,444
Keppel Corp.	36,700	[a]	211,859
Mapletree Logistics Trust	83,911	[c]	108,673
Mapletree Pan Asia Commercial Trust	57,900		80,693
Oversea-Chinese Banking Corp.	85,424	[a]	843,031
Sea Ltd., ADR	9,213	[a,c]	593,778
Singapore Airlines Ltd.	33,533		151,474
Singapore Exchange Ltd.	21,500		151,715
Singapore Technologies Engineering Ltd.	39,900		112,317
Singapore Telecommunications Ltd.	208,251		399,114
United Overseas Bank Ltd.	29,963	[a]	682,452
UOL Group Ltd.	11,311	[a]	60,451
Venture Corp.	7,000	[a]	98,868
Wilmar International Ltd.	49,800	[a]	155,013
			5,869,200
Spain - 2.5%
Acciona SA	614	[a]	120,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Spain - 2.5% (continued)
ACS Actividades de Construccion y Servicios SA	5,552		164,035
Aena SME SA	1,903	[a,b]	285,440
Amadeus IT Group SA	11,486	[a]	722,549
Banco Bilbao Vizcaya Argentaria SA	153,181	[a]	1,078,110
Banco Santander SA	424,007		1,479,483
CaixaBank SA	111,929	[a]	495,726
Cellnex Telecom SA	13,721	[b]	538,435
Corp Acciona Energias Renovables SA	1,601	[a]	65,415
EDP Renovaveis SA	7,248	[a]	157,877
Enagas SA	6,184		110,917
Endesa SA	7,981	[a]	159,216
Ferrovial SA	12,290		362,596
Grifols SA	7,381	[a,c]	97,687
Iberdrola SA	2,613	[a]	30,524
Iberdrola SA	156,783		1,833,409
Industria de Diseno Textil SA	27,540	[a]	860,018
Natural Energy Group SA	3,603		102,077
Red Electrica Corp.	10,189		180,584
Repsol SA	34,944		573,646
Telefonica SA	131,226		498,921
			9,916,795
Sweden - 3.0%
Alfa Laval AB	7,333	[a]	229,591
Assa Abloy AB, Cl. B	25,444		599,676
Atlas Copco AB, Cl. A	67,815		802,078
Atlas Copco AB, Cl. B	39,797		418,726
Boliden AB	6,863	[a]	308,611
Electrolux AB, Cl. B	5,659	[a]	80,256
Embracer Group AB	15,877	[a,c]	74,096
Epiroc AB, Cl. A	16,575		322,444
Epiroc AB, Cl. B	9,812		163,479
EQT AB	7,515		169,497
Essity AB, Cl. B	15,385	[a]	402,084
Evolution AB	4,628	[a,b]	520,092
Fastighets AB Balder, Cl. B	15,822	[a]	81,641
Getinge AB, Cl. B	5,860		132,117
Hennes & Mauritz AB, Cl. B	18,439		226,605
Hexagon AB, Cl. B	49,285		564,446
Holmen AB, Cl. B	2,321		95,670
Husqvarna AB, Cl. B	10,841		92,424
Industrivarden AB, Cl. A	3,211	[a]	85,016
Industrivarden AB, Cl. C	3,818	[a]	100,576
Indutrade AB	6,861	[a]	152,441

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Sweden - 3.0% (continued)
Investment AB Latour, Cl. B	3,675	[a]	77,570
Investor AB, Cl. A	12,639		252,360
Investor AB, Cl. B	45,998		893,612
Kinnevik AB, Cl. B	5,999	[a]	92,722
L E Lundbergforetagen AB, Cl. B	1,946	[a]	90,225
Lifco AB, Cl. B	5,972	[a]	109,673
Nibe Industrier AB, Cl. B	38,269	[a]	413,195
Sagax AB, Cl. B	4,739	[a]	118,021
Sandvik AB	26,919		556,801
Securitas AB, Cl. B	12,600	[a]	115,236
Skandinaviska Enskilda Banken AB, Cl. A	40,558	[a]	490,444
Skanska AB, Cl. B	8,538	[a]	150,599
SKF AB, Cl. B	9,650	[a]	170,499
Svenska Cellulosa AB SCA, Cl. B	15,308		212,421
Svenska Handelsbanken AB, Cl. A	36,792	[a]	382,860
Swedbank AB, Cl. A	22,881		438,818
Swedish Orphan Biovitrum AB	4,347	[a]	96,854
Tele2 AB, Cl. B	14,352		124,047
Telefonaktiebolaget LM Ericsson, Cl. B	73,749		427,547
Telia Co.	66,868		172,869
Volvo AB, Cl. A	5,153		107,044
Volvo AB, Cl. B	38,099		755,129
Volvo Car AB, Cl. B	14,822	[a]	73,991
			11,944,103
Switzerland - 10.5%
ABB Ltd.	39,683	[a]	1,381,840
Adecco Group AG	4,080	[a]	151,307
Alcon, Inc.	12,616	[a]	951,277
Bachem Holding AG	853	[a]	75,454
Baloise Holding AG	1,164	[a]	191,112
Banque Cantonale Vaudoise	758	[a]	72,060
Barry Callebaut AG	91		189,826
BKW AG	533	[a]	76,695
Chocoladefabriken Lindt & Spruengli AG	3	[a]	338,121
Chocoladefabriken Lindt & Spruengli AG-PC	27	[a]	296,721
Cie Financiere Richemont SA, CI. A	13,251	[a]	2,043,115
Clariant AG	5,531	[a]	94,811
Coca-Cola HBC AG	5,024	[a]	121,786
Credit Suisse Group AG	90,966	[a]	312,384
EMS-Chemie Holding AG	181	[a]	134,634
Geberit AG	906	[a]	517,925
Givaudan SA	233	[a]	756,252
Glencore PLC	246,651	[a]	1,656,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Switzerland - 10.5% (continued)
Holcim AG	14,072	[a]	838,857
Julius Baer Group Ltd.	5,440	[a]	348,583
Kuehne + Nagel International AG	1,368	[a]	325,991
Logitech International SA	4,414	[a]	258,409
Lonza Group AG	1,880		1,073,245
Nestle SA	69,429	[a]	8,472,522
Novartis AG	54,618		4,939,687
Partners Group Holding AG	576	[a]	541,346
Roche Holding AG	17,738	[a]	5,543,717
Roche Holding AG-BR	686	[a]	250,510
Schindler Holding AG	596	[a]	120,447
Schindler Holding AG-PC	1,034	[a]	220,268
SGS SA	162		394,920
Sig Group AG	7,721	[a]	191,457
Sika AG	3,687	[a]	1,049,694
Sonova Holding AG	1,363	[a]	340,757
STMicroelectronics NV	17,255		815,396
Straumann Holding AG	2,817	[a]	368,815
Swiss Life Holding AG	778	[a]	459,740
Swiss Prime Site AG	1,974	[a]	175,853
Swiss Re AG	7,657	[a]	800,867
Swisscom AG	658	[a]	388,838
Temenos AG	1,621	[a]	115,906
The Swatch Group AG	1,293	[a]	84,949
The Swatch Group AG-BR	735	[a]	265,503
UBS Group AG	84,537		1,799,990
VAT Group AG	682	[a,b]	212,753
Zurich Insurance Group AG	3,799	[a]	1,878,890
			41,639,258
United Arab Emirates - .0%
NMC Health PLC	4,176	[a,d]	1
United Kingdom - 14.2%
3i Group PLC	24,598		479,657
abrdn PLC	53,840	[a]	141,337
Admiral Group PLC	4,487	[a]	121,716
Anglo American PLC	32,081	[a]	1,382,838
Ashtead Group PLC	11,187		736,485
Associated British Foods PLC	9,192		211,262
AstraZeneca PLC	39,120	[a]	5,118,396
Auto Trader Group PLC	23,700	[b]	183,939
Aviva PLC	70,718		397,958
BAE Systems PLC	79,032	[a]	835,251
Barclays PLC	405,838	[a]	930,736
Barratt Developments PLC	25,629	[a]	145,933

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 14.2% (continued)
Berkeley Group Holdings PLC	2,736	[a]	140,403
BP PLC	475,042		2,874,123
British American Tobacco PLC	53,961		2,063,695
BT Group PLC	176,456		272,133
Bunzl PLC	8,473		311,023
Burberry Group PLC	9,865		300,049
CNH Industrial NV	25,835	[a]	454,918
Coca-Cola Europacific Partners PLC	5,170		290,657
Compass Group PLC	44,585		1,062,991
Croda International PLC	3,503	[a]	298,499
Diageo PLC	57,487		2,497,673
Entain PLC	14,794	[a]	272,978
GSK PLC	102,688		1,793,242
Haleon PLC	128,229	[a]	513,092
Halma PLC	9,620		255,976
Hargreaves Lansdown PLC	9,155	[a]	100,882
HSBC Holdings PLC	504,131	[a]	3,716,593
Imperial Brands PLC	22,709		569,310
Informa PLC	36,363	[a]	300,367
InterContinental Hotels Group PLC	4,677	[a]	323,658
Intertek Group PLC	4,080	[a]	219,301
J Sainsbury PLC	43,929		142,498
JD Sports Fashion PLC	66,372		133,802
Johnson Matthey PLC	4,568		127,564
Kingfisher PLC	49,473	[a]	170,539
Land Securities Group PLC	17,752		155,668
Legal & General Group PLC	151,062	[a]	475,163
Lloyds Banking Group PLC	1,721,883	[a]	1,122,830
London Stock Exchange Group PLC	8,304	[a]	760,802
M&G PLC	64,304	[a]	160,621
Melrose Industries PLC	101,884	[a]	179,066
Mondi PLC	12,284	[a]	230,975
National Grid PLC	92,405		1,175,378
NatWest Group PLC	134,441	[a]	511,506
Next PLC	3,278		268,801
Ocado Group PLC	14,319	[a,c]	114,416
Pearson PLC	16,700	[a]	189,965
Persimmon PLC	7,994	[a]	140,249
Phoenix Group Holdings PLC	18,798	[a]	148,966
Prudential PLC	69,412	[a]	1,150,245
Reckitt Benckiser Group PLC	18,067	[a]	1,286,583
RELX PLC	48,464	[a]	1,440,426
Rentokil Initial PLC	63,334	[a]	384,240
Rio Tinto PLC	28,389	[a]	2,219,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 14.2% (continued)
Rolls-Royce Holdings PLC		212,414	[a]	278,267
Schroders PLC		18,153	[a]	107,398
Segro PLC		30,361	[a]	312,574
Severn Trent PLC		6,357		221,269
Shell PLC		183,403		5,386,960
Smith & Nephew PLC		22,126	[a]	304,604
Smiths Group PLC		9,144	[a]	194,813
Spirax-Sarco Engineering PLC		1,866	[a]	266,423
SSE PLC		26,956		575,432
St. James's Place PLC		13,710	[a]	207,950
Standard Chartered PLC		62,864	[a]	526,504
Taylor Wimpey PLC		88,439	[a]	128,183
Tesco PLC		189,022	[a]	574,183
The British Land Company PLC		21,947		120,181
The Sage Group PLC		25,386		243,520
Unilever PLC		51,955		2,634,399
Unilever PLC		12,307		628,751
United Utilities Group PLC		17,242		225,427
Vodafone Group PLC		666,519		767,866
Whitbread PLC		5,096		191,863
WPP PLC		27,761	[a]	323,839
				56,227,129
Total Common Stocks (cost $231,090,492)				388,428,626
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke AG	6.38	1,487	[a]	140,225
Dr Ing hc F Porsche AG	0.00	2,862	[a]	339,543
Henkel AG & Co. KGaA	2.79	4,487	[a]	319,026
Porsche Automobil Holding SE	4.63	3,876	[a]	231,078
Sartorius AG	0.29	617	[a]	275,554
Volkswagen AG	20.63	4,702		649,619
Total Preferred Stocks (cost $1,248,037)				1,955,045
		Number of Rights
Rights - .0%
Spain - .0%
ACS Actividades de Construccion y Servicios SA expiring 2/13/2023 (cost $2,853)		5,552		2,817

	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $371,963)	4.41	371,963	[e]	371,963

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $624,759)	4.41	624,759	[e]	624,759
Total Investments (cost $233,338,104)		98.8%		391,383,210
Cash and Receivables (Net)		1.2%		4,681,153
Net Assets		100.0%		396,064,363

ADR—American Depository Receipt

BR—Bearer Certificate

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $5,915,422 or 1.49% of net assets.

c Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $1,608,357 and the value of the collateral was $1,688,283, consisting of cash collateral of $624,759 and U.S. Government & Agency securities valued at $1,063,524. In addition, the value of collateral may include pending sales that are also on loan.

d The fund held Level 3 securities at January 31, 2023. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	29	3/17/2023	3,066,531	3,072,550	6,019
Gross Unrealized Appreciation				6,019

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,251,800	386,176,825	††	1	388,428,626
Equity Securities - Preferred Stocks	-	1,955,045	††	-	1,955,045
Investment Companies	996,722	-		-	996,722
Rights	-	2,817	††	-	2,817
Other Financial Instruments:
Futures†††	6,019	-		-	6,019

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2023, accumulated net unrealized appreciation on investments was $158,045,106, consisting of $177,180,289 gross unrealized appreciation and $19,135,183 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.